INVESTMENTS IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN ASSOCIATED COMPANIES	INVESTMENTS IN ASSOCIATED COMPANIES

As at June 30, 2019 and December 31, 2018, the Company had the following participation in investments that are recorded using the equity method:

(% of ownership)	2019	2018
United Freight Carriers LLC ("UFC")	50.00%	50.00%
Seateam Management Pte. Ltd ("Seateam")	22.19%	22.19%
Capesize Chartering Ltd ("CCL")	25.00%	25.00%

(in thousands of $)	CCL	UFC	Seateam	Total
At December 31, 2018	—	772	886	1,658
Dividend received from associated companies	—	(150)	—	(150)
Share of income (loss)	—	179	(1)	178
At June 30, 2019	—	801	885	1,686